RESTRUCTURING, INTEGRATION AND ACQUISITION COSTS (Tables)	12 Months Ended
Mar. 31, 2026
Restructuring, Integration and Acquisition costs [Abstract]
Disclosure of restructuring, integration, and acquisition costs

	2026	2025
Impairment of non-financial assets – net	$58.9	$5.2
Severances and other employee related costs	13.2	33.9
Integration and acquisition costs	—	11.5
Other costs	12.3	5.9
Total restructuring, integration and acquisition costs	$84.4	$56.5